Cover	Aug. 05, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	MEDIFAST, INC.
Entity Central Index Key	0000910329
Entity Emerging Growth Company	false
Entity File Number	001-31573
Entity Tax Identification Number	13-3714405
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 International Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	410
Local Phone Number	581-8042
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Tilte of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MED
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Tilte of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE